INCOME TAXES (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Deferred income tax assets (liabilities)
Property, plant and equipment	126.3	119.7	215.5
Non-capital loss carry-forwards	14.9	12.9	69.1
Employee future benefits	77.3	76.9	77.0
Other	4.5	3.0	11.2
Deferred Tax Assets and Liabilities Gross	223.0	212.5	372.8
Valuation allowance	(223.0)	(212.5)	(376.4)
Deferred Tax Assets and Liabilities Net Of Allowance	0	0	(3.6)